Exhibit 99.1

World Omni Auto Receivables Trust 2018-C

Monthly Servicer Certificate

January 31, 2019

Dates Covered
Collections Period	01/01/19 - 01/31/19
Interest Accrual Period	01/15/19 - 02/14/19
30/360 Days	30
Actual/360 Days	31
Distribution Date	02/15/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/18	864,886,339.90	36,934
Yield Supplement Overcollateralization Amount 12/31/18	60,022,779.91	0
Receivables Balance 12/31/18	924,909,119.81	36,934
Principal Payments	24,906,522.83	521
Defaulted Receivables	1,388,337.65	52
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/19	57,521,390.78	0
Pool Balance at 01/31/19	841,092,868.55	36,361

Pool Statistics	$ Amount	# of Accounts
Pool Factor	81.44%
Prepayment ABS Speed	1.19%
Aggregate Starting Principal Balance	1,103,449,170.74	40,092

Delinquent Receivables:
Past Due 31-60 days	5,330,854.67	206
Past Due 61-90 days	1,677,231.01	74
Past Due 91-120 days	355,552.96	19
Past Due 121+ days	0.00	0
Total	7,363,638.64	299

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.82%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.23%
Delinquency Trigger Occurred	NO

Recoveries	568,528.61
Aggregate Net Losses/(Gains) - January 2019	819,809.04
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.06%
Prior Net Losses Ratio	0.79%
Second Prior Net Losses Ratio	0.76%
Third Prior Net Losses Ratio	0.66%
Four Month Average	0.82%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.31%

Overcollateralization Target Amount	22,288,961.02
Actual Overcollateralization	22,288,961.02
Weighted Average APR	3.53%
Weighted Average APR, Yield Adjusted	6.42%
Weighted Average Remaining Term	59.12

Flow of Funds	$ Amount

Collections	28,187,753.55
Investment Earnings on Cash Accounts	56,345.60
Servicing Fee	(770,757.60)
Transfer to Collection Account	0.00
Available Funds	27,473,341.55

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	2,009,580.05
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	86,586.67
(5) Noteholders' Second Priority Principal Distributable Amount	873,983.34
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	22,288,961.02
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	2,214,230.47

Total Distributions of Available Funds	27,473,341.55

Servicing Fee	770,757.60
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	970,060,000.00
Original Class B	30,560,000.00

Total Class A & B
Note Balance @ 01/15/19	841,966,851.89
Principal Paid	23,162,944.36
Note Balance @ 02/15/19	818,803,907.53

Class A-1
Note Balance @ 01/15/19	27,346,851.89
Principal Paid	23,162,944.36
Note Balance @ 02/15/19	4,183,907.53
Note Factor @ 02/15/19	2.2494127%

Class A-2
Note Balance @ 01/15/19	369,000,000.00
Principal Paid	0.00
Note Balance @ 02/15/19	369,000,000.00
Note Factor @ 02/15/19	100.0000000%

Class A-3
Note Balance @ 01/15/19	326,000,000.00
Principal Paid	0.00
Note Balance @ 02/15/19	326,000,000.00
Note Factor @ 02/15/19	100.0000000%

Class A-4
Note Balance @ 01/15/19	89,060,000.00
Principal Paid	0.00
Note Balance @ 02/15/19	89,060,000.00
Note Factor @ 02/15/19	100.0000000%

Class B
Note Balance @ 01/15/19	30,560,000.00
Principal Paid	0.00
Note Balance @ 02/15/19	30,560,000.00
Note Factor @ 02/15/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	2,096,166.72
Total Principal Paid	23,162,944.36
Total Paid	25,259,111.08

Class A-1
Coupon	2.36000%
Interest Paid	55,574.88
Principal Paid	23,162,944.36
Total Paid to A-1 Holders	23,218,519.24

Class A-2
Coupon	2.80000%
Interest Paid	861,000.00
Principal Paid	0.00
Total Paid to A-2 Holders	861,000.00

Class A-3
Coupon	3.13000%
Interest Paid	850,316.67
Principal Paid	0.00
Total Paid to A-3 Holders	850,316.67

Class A-4
Coupon	3.27000%
Interest Paid	242,688.50
Principal Paid	0.00
Total Paid to A-4 Holders	242,688.50

Class B
Coupon	3.40000%
Interest Paid	86,586.67
Principal Paid	0.00
Total Paid to B Holders	86,586.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	2.0948679
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	23.1485922
Total Distribution Amount	25.2434601

A-1 Interest Distribution Amount	0.2987897
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	124.5319589
Total A-1 Distribution Amount	124.8307486

A-2 Interest Distribution Amount	2.3333333
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	2.3333333

A-3 Interest Distribution Amount	2.6083333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.6083333

A-4 Interest Distribution Amount	2.7250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.7250000

B Interest Distribution Amount	2.8333334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.8333334

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	37.73
Noteholders' Principal Distributable Amount	962.27

Account Balances	$ Amount

Reserve Account
Balance as of 01/15/19	2,546,066.61
Investment Earnings	5,085.73
Investment Earnings Paid	(5,085.73)
Deposit/(Withdrawal)	-
Balance as of 02/15/19	2,546,066.61
Change	-

Required Reserve Amount	2,546,066.61